Supplemental Cash Flow Information - Schedule of Non Cash Investing and Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash paid for:
Interest	$ 184.0	$ 142.1	$ 128.2
Income taxes	50.6	36.8	36.1
Non-cash investing/financing activities:
Property and equipment acquired through capital leases	7.2	14.0	2.9
Deferred and contingent payment obligation incurred through acquisitions	21.1	50.3	71.5
Equity issued in conjunction with acquisitions	0.7	1.0	3.5
Increase in beneficial interest in a securitization	$ 13.2	$ 41.9	$ 0.0